Principal Subsidiaries	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Principal Subsidiaries
28)	PRINCIPAL SUBSIDIARIES
As mentioned in notes 5.3 and 22.4, as of December 31, 2025 and 2024, there are non-controlling
interests in certain consolidated entities that are in turn holding companies of relevant operations. The principal subsidiaries as of December 31, 2025 and 2024, which ownership interest is presented according to the interest maintained by Cemex, were as follows:

		% Interest
Subsidiary	Country	2025	2024
Cemex España, S.A. 1	Spain	99.9	99.9
Cemex, Inc.	United States of America	100.0	100.0
Cemex Nicaragua, S.A. 2	Nicaragua	100.0	100.0
Assiut Cement Company 3	Egypt	99.7	95.8
Cemex Colombia S.A. 4	Colombia	99.8	99.7
Cemento Bayano, S.A. 5	Panama	–	99.5
Cemex Dominicana, S.A. 6	Dominican Republic	–	100.0
Trinidad Cement Limited	Trinidad and Tobago	69.8	69.8
Caribbean Cement Company Limited 7	Jamaica	79.0	79.0
Cemex de Puerto Rico, Inc.	Puerto Rico	100.0	100.0
Cemex France (formerly Cemex France Gestion (S.A.S.))	France	100.0	100.0
Cemex UK	United Kingdom	100.0	100.0
Cemex Deutschland AG.	Germany	100.0	100.0
Cemex Czech Republic s.r.o.	Czech Republic	100.0	100.0
Cemex Polska sp. Z.o.o.	Poland	100.0	100.0
Cemex Holdings (Israel) Ltd.	Israel	100.0	100.0
Cemex Topmix LLC, Cemex Supermix LLC and Cemex Falcon LLC 8	United Arab Emirates	100.0	100.0
Cemex International Trading LLC 9	United States of America	100.0	100.0
Sunbulk Shipping, S.L.U. 10	Spain	100.0	100.0

1	Cemex España is the direct or indirect holding company of most of Cemex’s international operations.

2	Represents Cemex Colombia’s 99% interest and CLH’s 1% interest held indirectly through another subsidiary of CLH.

3	During 2025, an intercompany loan was capitalized and Cemex Egypt for Distribution subscribed to the resulting stockholder’s equity increase, thus increasing the group’s consolidated stake.

4	Represents CLH’s direct and indirect interest in ordinary and preferred shares, including shares held in Cemex Colombia’s treasury.

5	Represented CLH’s 99.483% indirect interest in ordinary shares, which excluded a 0.516% interest held in Cemento Bayano, S.A.’s treasury. The company was divested on October 6, 2025. (note 5.2).

6	See note 5.2 related to the sale of this subsidiary.

7
Represents the aggregate ownership interest of Cemex in this entity of 79.04%, which includes TCL’s 74.08% direct and indirect interest and Cemex’s 4.96% indirect interest held through other subsidiaries.

8	Cemex España indirectly owns a 49% equity interest in each of these entities and indirectly holds the remaining 51% of the economic benefits, through agreements with other shareholders.

9	Cemex International Trading LLC participates in the international trading of Cemex’s products and fuel commercialization.

10
Sunbulk Shipping, S.L.U. provides maritime freight management and logistics arrangement services, consisting mainly in the chartering of vessels and administration, contracting, and coordination of shipments.